AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2002

                                                             File No. 333-00641
                                                             File No. 811-07527
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933                /X/
                         POST-EFFECTIVE AMENDMENT NO. 25

                                       and

                          REGISTRATION STATEMENT UNDER
                       INVESTMENT COMPANY ACT OF 1940           /X/
                                AMENDMENT NO. 26

                                  TURNER FUNDS

               (Exact Name of Registrant as Specified in Charter)
                          c/o The CT Corporation System
                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (610) 251-0268

                     (Name and Address of Agent for Service)

                                   JOHN GRADY
                        TURNER INVESTMENT PARTNERS, INC.
                          1235 WESTLAKES DR., SUITE 350
                         BERWYN, PENNSYLVANIA 19312-2414

                                   Copies to:

                           JAMES W. JENNINGS, ESQUIRE
                           MORGAN, LEWIS & BOCKIUS LLP
                               1701 MARKET STREET
                        PHILADELPHIA, PENNSYLVANIA 19103

      Title of Securities Being Registered...Units of Beneficial Interest.
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It is proposed that this filing become effective (check appropriate box):
 ___     immediately upon filing pursuant to paragraph (b)
____     on September 17, 2001pursuant to paragraph (a) of Rule 485
_X_      on May 13, 2002 pursuant to paragraph (b) (1)(iii) of Rule 485
___      60 days after filing pursuant to paragraph (a)(2)

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



The Trust's Prospectus relating to the Turner Large Cap Growth Opportunities Fund is hereby incorporated by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR ( Accession No.
0001135428-02-000096) on April 17, 2002.

The Trust's Statement of Additional Information relating to the Turner Large Cap Growth Opportunities Fund is hereby incorporated by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR ( Accession No. 0001135428-02-000096) on April 17, 2002.

The Trust's Part C is hereby incorporated by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR ( Accession No. 0001135428-02-000096) on April 17, 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirement for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 25 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Berwyn, Commonwealth of Pennsylvania on the 29th day of April, 2002.

                                            TURNER FUNDS

                                            By: /s/ Stephen J. Kneeley
                                            ------------------------------
                                            Stephen J. Kneeley
                                            President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacity and on the dates indicated.


         *                           Trustee                    April 29, 2002
---------------------------
Robert E. Turner

         *                           Trustee                    April 29, 2002
---------------------------
Janet F. Sansone

         *                           Trustee                    April 29, 2002
---------------------------
Alfred C. Salvato

         *                           Trustee                    April 29, 2002
---------------------------
John T. Wholihan

/s/ Stephen J. Kneeley               President and Chief        April 29, 2002
---------------------------          Executive Officer
Stephen J. Kneeley

         *                           Controller and             April 29, 2002
---------------------------          Chief Financial
Peter Golden                         Officer


*By: /s/Stephen J.Kneeley                                       April 29, 2002
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     Stephen J. Kneeley
     Attorney-in-Fact (pursuant to Power of Attorney)